Segments - Segment Data (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	$ 45,765	$ 64,194	$ 79,301
Revenues inter-segment	0	0	0
Net income/(loss) from equity accounted investments	53	164	291
Total revenues and other income	45,818	64,357	79,593
Purchases (net of inventory variation)	(20,986)	(29,532)	(38,516)
Operating, selling, general and administrative expenses	(9,537)	(10,469)	(10,286)
Depreciation, amortisation and net impairment losses	(15,235)	(13,204)	(9,249)
Exploration expenses	(3,483)	(1,854)	(1,405)
Total Operating expenses	(49,241)	(55,058)	(59,456)
Net operating income/(loss)	(3,423)	9,299	20,137
Additions to PP&E, intangibles and equity accounted investments	9,761	14,782
Balance sheet information [abstract]
Equity accounted investments	2,262	1,442
Noncurrent Assets	89,786	93,285
Unallocated amounts [member]
Balance sheet information [abstract]
Noncurrent Assets	13,704	11,152
Segments [member]
Balance sheet information [abstract]
Noncurrent Assets	73,820	80,691
Segments [member] | E&P- Norway [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	91	1,048	588
Revenues inter-segment	11,804	17,769	21,877
Net income/(loss) from equity accounted investments	0	15	10
Total revenues and other income	11,895	18,832	22,475
Purchases (net of inventory variation)	0	(1)	2
Operating, selling, general and administrative expenses	(2,829)	(3,284)	(3,270)
Depreciation, amortisation and net impairment losses	(5,546)	(5,439)	(4,370)
Exploration expenses	(423)	(478)	(431)
Total Operating expenses	(8,798)	(9,201)	(8,069)
Net operating income/(loss)	3,097	9,631	14,406
Additions to PP&E, intangibles and equity accounted investments	4,851	7,316
Balance sheet information [abstract]
Equity accounted investments	3	3
Noncurrent Assets	35,833	33,795
Segments [member] | E&P International [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	452
Revenues inter-segment	3,183
Net income/(loss) from equity accounted investments	(146)
Total revenues and other income	3,489
Purchases (net of inventory variation)	(72)
Operating, selling, general and administrative expenses	(1,440)
Depreciation, amortisation and net impairment losses	(3,471)
Exploration expenses	(2,071)
Total Operating expenses	(7,054)
Net operating income/(loss)	(3,565)
Additions to PP&E, intangibles and equity accounted investments	2,608
Balance sheet information [abstract]
Equity accounted investments	1,125
Noncurrent Assets	17,329
Segments [member] | E&P International [member] | Restated [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income		1,685	2,758
Revenues inter-segment		4,376	5,195
Net income/(loss) from equity accounted investments		24	23
Total revenues and other income		6,085	7,978
Purchases (net of inventory variation)		(34)	(23)
Operating, selling, general and administrative expenses		(1,684)	(1,569)
Depreciation, amortisation and net impairment losses		(2,228)	(2,394)
Exploration expenses		(668)	(586)
Total Operating expenses		(4,614)	(4,575)
Net operating income/(loss)		1,471	3,402
Additions to PP&E, intangibles and equity accounted investments		2,851
Balance sheet information [abstract]
Equity accounted investments		321
Noncurrent Assets		20,784
Segments [member] | E&P USA [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	368
Revenues inter-segment	2,247
Net income/(loss) from equity accounted investments	0
Total revenues and other income	2,615
Purchases (net of inventory variation)	0
Operating, selling, general and administrative expenses	(1,313)
Depreciation, amortisation and net impairment losses	(3,824)
Exploration expenses	(990)
Total Operating expenses	(6,127)
Net operating income/(loss)	(3,512)
Additions to PP&E, intangibles and equity accounted investments	1,068
Balance sheet information [abstract]
Equity accounted investments	0
Noncurrent Assets	12,376
Segments [member] | E&P USA [member] | Restated [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income		441	423
Revenues inter-segment		3,792	3,991
Net income/(loss) from equity accounted investments		6	8
Total revenues and other income		4,239	4,421
Purchases (net of inventory variation)		0	(3)
Operating, selling, general and administrative expenses		(1,668)	(1,437)
Depreciation, amortisation and net impairment losses		(4,133)	(2,198)
Exploration expenses		(709)	(387)
Total Operating expenses		(6,510)	(4,022)
Net operating income/(loss)		(2,271)	400
Additions to PP&E, intangibles and equity accounted investments		3,004
Balance sheet information [abstract]
Equity accounted investments		0
Noncurrent Assets		16,774
Segments [member] | MMP [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	44,605	60,491	75,487
Revenues inter-segment	309	439	291
Net income/(loss) from equity accounted investments	31	25	16
Total revenues and other income	44,945	60,955	75,794
Purchases (net of inventory variation)	(38,072)	(54,454)	(69,296)
Operating, selling, general and administrative expenses	(5,060)	(4,897)	(4,377)
Depreciation, amortisation and net impairment losses	(1,453)	(600)	(215)
Exploration expenses	0	0	0
Total Operating expenses	(44,586)	(59,951)	(73,888)
Net operating income/(loss)	359	1,004	1,906
Additions to PP&E, intangibles and equity accounted investments	190	788
Balance sheet information [abstract]
Equity accounted investments	92	90
Noncurrent Assets	4,147	5,124
Segments [member] | Other [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	249	527	45
Revenues inter-segment	4	4	2
Net income/(loss) from equity accounted investments	168	93	234
Total revenues and other income	421	624	280
Purchases (net of inventory variation)	1	(1)	0
Operating, selling, general and administrative expenses	419	272	(288)
Depreciation, amortisation and net impairment losses	(940)	(804)	(72)
Exploration expenses	1	0	0
Total Operating expenses	(519)	(533)	(360)
Net operating income/(loss)	(98)	92	(79)
Additions to PP&E, intangibles and equity accounted investments	1,044	823
Balance sheet information [abstract]
Equity accounted investments	1,042	1,028
Noncurrent Assets	4,135	4,214
Segments [member] | New Energy Solutions [member]
Disclosure of operating segments [line items]
Net income/(loss) from equity accounted investments	163	95	234
Eliminations [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	0	0	0
Revenues inter-segment	(17,547)	(26,379)	(31,355)
Net income/(loss) from equity accounted investments	0	0	0
Total revenues and other income	(17,547)	(26,379)	(31,355)
Purchases (net of inventory variation)	17,157	24,958	30,805
Operating, selling, general and administrative expenses	685	793	653
Depreciation, amortisation and net impairment losses	0	0	0
Exploration expenses	0	0	0
Total Operating expenses	17,842	25,750	31,458
Net operating income/(loss)	296	(629)	$ 103
Additions to PP&E, intangibles and equity accounted investments	0	$ 0
Balance sheet information [abstract]
Equity accounted investments	0
Noncurrent Assets	$ 0